Xtrackers International Real Estate ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(5.47%)	(4.42%)	1.39%
MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	4.10%	4.80%
Xtrackers International Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(6.99%)	(5.43%)	0.01%
Xtrackers International Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(3.14%)	(3.45%)	0.66%
Xtrackers International Real Estate ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(5.30%)	(4.27%)	1.16%
Performance Inception Date	Oct. 01, 2013